Related parties - Balances with the related parties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Aju Capital Co., Ltd.
Assets:
Accounts receivable	₩ 0	₩ 0
Trading assets	0	49,990
Loans	0	210,000
Credit card loans	0	1,922
Allowances	0	(627)
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	0	692
Provisions	0	73
Unearned revenue	0	0
Other liabilities	0	0
Pohang TechnoPark 2PFV
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	0	14,658
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
BNP Paribas Cardif Life Insurance
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	191	127
Allowances	(4)	(1)
Other assets	9,868	112
Liabilities:
Accrued expenses	0	29
Deposits	446	353
Provisions	2	1
Unearned revenue	0	0
Other liabilities	0	0
BNP Paribas Cardif General Insurance
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	29	44
Allowances	(1)	(1)
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	221	13
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
Dream High Fund III
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	3	1
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
Midas Dong-A Snowball Venture Fund
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	220	427
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
IBKS-Shinhan Creative Economy New Technology Fund
Assets:
Accounts receivable	0	12
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	78	1,751
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
EQP Global Energy Infrastructure Private Equity Fund
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	0	1
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
Shinhan Praxis K-Growth Global Private Equity Fund
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	174	175
Liabilities:
Accrued expenses	0	0
Deposits	0	0
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
JAEYOUNG SOLUTEC CO., LTD.
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	14,847	14,356
Credit card loans	33	42
Allowances	(124)	(70)
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	2,659	7,638
Provisions	4	7
Unearned revenue	0	0
Other liabilities	0	0
Partners 4th Growth Investment Fund
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	2,076	2,160
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
SHBNPP Private Korea Equity Long-Short Professional Feeder
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	97	175
Liabilities:
Accrued expenses	0	0
Deposits	0	0
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
Credian Healthcare Private Equity Fund II
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	26	7
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
Midas Dong-A Snowball Venture Fund 2
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	239	242
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
IBKS-Shinhan Creative Economy New Technology Fund II
Assets:
Accounts receivable	0	8
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	76	179
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
PSA 1st Fintech Private Equity Fund
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	0	525
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
SHBNPP Private Multi Strategy Professional Feeder No.1
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	0	43
Liabilities:
Accrued expenses	0	0
Deposits	0	0
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
Eum Private Equity Fund No.3
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	65	80
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
Branbuil CO., LTD.
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	15
Credit card loans	0	3
Allowances	0	(1)
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	55	28
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
Semantic
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	0	1
Allowances	0	(1)
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	0	0
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
Albatross Growth Fund
Assets:
Accounts receivable	0	326
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	0	0
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
Shinhan Global Healthcare Fund 1
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	0	0
Provisions	0	0
Unearned revenue	409	0
Other liabilities	0	0
KTB Newlake Global Healthcare PEF
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	465	0
Provisions	13	0
Unearned revenue	0	0
Other liabilities	0	0
Shinhan Fintech New Technology Fund No.1
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	0	0
Provisions	0	0
Unearned revenue	123	0
Other liabilities	0	0
Taihan Industrial System Co., Ltd.
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	100	0
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
Incorporated association Finance Saving Information Center
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	0	0
Credit card loans	0	0
Allowances	0	0
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	4	0
Provisions	0	0
Unearned revenue	0	0
Other liabilities	0	0
Key management personnel and their immediate relatives:
Assets:
Accounts receivable	0	0
Trading assets	0	0
Loans	3,247	1,877
Credit card loans	0	0
Allowances	0	0
Other assets	0	0
Liabilities:
Accrued expenses	0	0
Deposits	0	0
Provisions	0	0
Unearned revenue	0	0
Other liabilities	₩ 0	₩ 0